Concentrations (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Customer Concentration Risk [Member]
Concentrations (Details) [Line Items]
Concentrations percentage	10.00%	10.00%	10.00%	10.00%
Supplier Concentration Risk [Member]
Concentrations (Details) [Line Items]
Concentrations percentage	10.00%	10.00%	10.00%	10.00%